Investments	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Investments	Investments
The Company’s investments consisted of the following (in thousands):

	As of
	December 31, 2022	December 31, 2021
Equity Method Investment in LanzaJet	$10,561	$12,433
Equity Method Investment in SGLT	—	12,319
Equity Security Investment in SGLT	14,990	—
Total Investment	$25,551	$24,752
LanzaJet
On May 13, 2020, the Company contributed $15,000 in intellectual property in exchange for a 37.5% interest (“Original Interest”) of LanzaJet, Inc. (“LanzaJet”) in connection with an investment agreement (“Investment Agreement”). The Company accounts for the transaction as a revenue transaction with a customer under ASC 606. The licensing and technical support services provided are recognized as a single combined performance obligation satisfied over the expected period of those services, beginning May 2020 through December 2025. During the years ended December 31, 2022 and 2021, the Company has recognized revenue from this arrangement of $2,160 and $2,025 respectively, net of intra-entity profit elimination, and has recorded deferred revenue of $8,062 and $10,746, as of December 31, 2022 and December 31, 2021, respectively. Intra-entity profits related to revenue contracts with LanzaJet are $527 and $662 as of December 31, 2022, and December 31, 2021, respectively. Intra-entity profit is amortized over the 15-year amortization period through 2034.
Between February 1, 2021 and April 4, 2021, LanzaJet closed two additional rounds of investment which reduced the Company's Original Interest to approximately 25%. As a result, the Company recognized a gain on dilution of $503. The Company retained its contingent right to receive additional interest in LanzaJet of up to 45 million shares for no additional consideration.
The carrying value of our equity method investment in LanzaJet as of December 31, 2022 and December 31, 2021 was approximately $3,700 and $3,100 less than our proportionate share of our equity method investees’ book values, respectively. The basis differences are largely the result of a difference in the timing of recognition of variable consideration to which we may become entitled in exchange for our contribution of intellectual property to LanzaJet. The variable consideration we may receive will be in the form of additional ownership interests and the majority of the basis difference will reverse in connection with recognition of that variable consideration.
In connection with a sublicense agreement to LanzaJet under our license agreement with Battelle Memorial Institute (“Battelle”), LanzaTech remains responsible for any failure by LanzaJet to pay royalties due to Battelle. The fair value of LanzaTech’s obligation under this guarantee was immaterial as of December 31, 2022 and December 31, 2021.
SGLT
On September 28, 2011, the Company contributed RMB 25,800 (approx. $4,000) in intellectual property in exchange for 30% of the registered capital of Beijing Shougang LanzaTech Technology Co., LTD (“SGLT”).
As of December 31, 2021, the Company’s interest in SGLT’s registered capital is approximately 10.01%. As the result of the admittance of new investors, the Company recognized a gain from dilution of $3,048 during the year ended December 31, 2021. On April 29, 2022, SGLT closed a round of financing which reduced the Company's ownership to 9.31% and resulted in the recognition of gain from dilution of $3,368. As of September 30, 2022, the Company no longer had significant influence over the operating and financial policies of SGLT due to the significant and sustained decrease in SGLT's technological dependence on LanzaTech. As such, the Company ceased applying the equity method and reclassified cumulative currency translation adjustments associated with its investment in SGLT of $928 to include those adjustments in the carrying value of its investment, which is included as a non-cash adjustment in the consolidated statement of cash flows. From October 1, 2022 and forward, the Company accounts for its investment in equity security of SGLT using the alternative measurement principals as permitted under ASC 321, Investments - Equity Securities, because SGLT's fair value is not readily determinable. As the change was effective on September 30, 2022, the Company recorded SGLT's attributable net loss of $76, for the first nine months of the year, on the consolidated statements of operations and comprehensive loss.
The following table presents summarized aggregated financial information of the equity method investments:

	Year Ended December 31,
	2022	2021
Selected Statement of Operations Information(1):
Revenues	$40,985	$40,244
Gross profit	7,319	(5,703)
Net loss	(6,221)	(9,695)
Net loss attributable to the Company	(1,422)	(1,606)

	Year Ended December 31,
	2022	2021
Selected Balance Sheet Information(2):
Current assets	$72,711	$56,204
Non-current assets	114,736	270,454
Current liabilities	15,534	64,499
Non-current liabilities	114,934	58,802
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(1)As of September 30, 2022 the Company no longer accounts for the investment in SGLT under the equity method. As such, the income statement balances reflect SGLT activity for the nine months ended September 30, 2022 and LanzaJet activity for the year ended December 31, 2022.
(2)The balance sheet information reflects only LanzaJet as of December 31, 2022.
As of December 31, 2022 and 2021, there were no impairments of equity method investees. During 2022 and 2021, the Company received no dividends from equity method investments. See Note 12 - Related Party Transactions, for information on sales, accounts receivable, contract assets and purchases and open accounts payable with equity method investees.